Segmented Information (Segment assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total Assets	$ 5,336.1	$ 4,001.2
Total liabilities	1,751.9	1,077.7
Corporate/Other
Disclosure of operating segments [line items]
Total Assets	280.0	222.9
Total liabilities	559.3	46.8
Operating segments | Young-Davidson
Disclosure of operating segments [line items]
Total Assets	1,758.6	1,693.2
Total liabilities	459.8	381.8
Operating segments | Island Gold
Disclosure of operating segments [line items]
Total Assets	1,683.1	1,453.6
Total liabilities	534.5	476.4
Operating segments | Magino
Disclosure of operating segments [line items]
Total Assets	1,073.5	0.0
Total liabilities	37.9	0.0
Operating segments | Mulatos
Disclosure of operating segments [line items]
Total Assets	540.9	631.5
Total liabilities	$ 160.4	$ 172.7